NATURE OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2026
Disclosure of nature of business [abstract]
NATURE OF BUSINESS AND GOING CONCERN [Text Block]

1. NATURE OF BUSINESS AND GOING CONCERN

Zentek Ltd. (the "Company") was incorporated on July 29, 2008 under the laws of the province of Ontario, Canada. The principal business of the Company is to develop opportunities in the graphene and related nano-materials industry based on its intellectual property, patents and Albany graphite. The address of the Company's executive office is 1123 York Road, Guelph, Ontario, N1E 6Z1, Canada.

These consolidated financial statements of the Company for the year ended March 31, 2026 were approved and authorised for issue by the Board of Directors on June 25, 2026.

In May 2026, the Company completed a private placement for gross proceeds of $18 million, which significantly strengthened its liquidity position (Note 23). As at March 31, 2026, the Company had not yet achieved profitable operations, had an accumulated deficit of $91.2 million, reported a net loss of $9.8 million and cash outflows from operating activities of $5.1 million, and expects to incur further losses in the development and commercialization of its products and technologies. These events and conditions indicate that a material uncertainty exists that may cast substantial doubt on the Company's ability to continue as a going concern. While the proceeds from the May 2026 private placement have significantly strengthened the Company's liquidity position, the Company remains dependent on the successful commercialization of its products and technologies, achieving profitable operations, and/or obtaining additional financing in the future.

The Company's ability to continue its development activities and realize its assets in the normal course of business is dependent upon its ability to generate sufficient revenues from the commercialization of its products and technologies, achieve profitable operations, and/or obtain additional financing in the future to fund its ongoing operations and development activities. Management's plans to address these uncertainties include utilizing the proceeds from the May 2026 private placement, continuing its commercialization efforts relating to its core technologies and products, pursuing strategic partnerships and business development opportunities, implementing cost management initiatives, and obtaining additional financing, if required. While management has historically been successful in raising capital and believes that additional financing will be available if required, there can be no assurance that such financing will be available on terms acceptable to the Company, or at all, or that the Company's commercialization initiatives will generate sufficient revenues to achieve profitable operations.

These consolidated financial statements are prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations.

These consolidated financial statements do not reflect the adjustments to the carrying value of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications that would be necessary if the going concern assumption was not appropriate. Any adjustments necessary to the consolidated financial statements if the Company ceases to be a going concern could be material.